UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                        Form 13F

                                                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              MARCH 31, 2005
                                                    ----------------------------

Check here if Amendment  [   ];  Amendment Number:
                                                ---------
       This Amendment  (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

 /S/ SHANNA S. SULLIVAN              GREENWICH, CT               APRIL 8, 2005
-------------------------   ------------------------------     -----------------
      (Signature)                     (City, State)                  (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         47
                                                     ------------------------

Form 13F Information Table Value Total:                     $4,409,971
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

                   Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                        3/31/2005

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          Item 1             Item 2     Item 3          Item 4   Item 5          Item 6          Item 7        Item 8
      Name of Issuer          Title     Cusip        Mkt. Value  Shares   INVESTMENT DISCRETION   Mgrs.   VOTING AUTHORITY
                                                                         ---------------------            ----------------
                               of       Number         x $1000             Sole  Shared Other         Sole     Shared     None
                              Class                                     (A)    (B)    (C)              (A)      (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.     COMMON  00817Y108       115,806  1,545,115   X                         1,411,915        0    133,200
Agilent Technologies, Inc.    COMMON  00846U101       121,566  5,475,965   X                         5,004,465        0    471,500
Altria Group, Inc.            COMMON  02209S103           687     10,500   X                             3,200        0      7,300
Ambac Financial Group, Inc    COMMON  023139108       131,670  1,761,475   X                         1,608,875        0    152,600
Baxter International Inc      COMMON  071813109       143,150  4,212,772   X                         3,844,472        0    368,300
Berkshire Hathaway, Inc.      COMMON  084670108       159,993      1,839   X                             1,670        0        169
Berkshire Hathaway, Inc. Cl B COMMON  084670207        11,647      4,078   X                             4,078        0          0
CIGNA Corporation             COMMON  125509109       166,400  1,863,384   X                         1,702,584        0    160,800
CSX Corporation               COMMON  126408103       113,606  2,727,637   X                         2,493,137        0    234,500
CenturyTel, Inc.              COMMON  156700106       100,057  3,046,797   X                         2,772,897        0    273,900
Chiron Corporation            COMMON  170040109       132,757  3,786,561   X                         3,457,361        0    329,200
Chubb Corporation             COMMON  171232101       137,588  1,735,688   X                         1,585,188        0    150,500
CitiGroup, Inc.               COMMON  172967101         1,229     27,341   X                                 0        0     27,341
Citizen's Communications      COMMON  17453B101           440     34,000   X                            12,000        0     22,000
Comerica, Inc.                COMMON  200340107        93,880  1,704,426   X                         1,555,626        0    148,800
Dana Corporation              COMMON  235811106        40,420  3,160,280   X                         2,869,463        0    290,817
Devon Energy Corporation      COMMON  25179M103        94,123  1,971,174   X                         1,797,574        0    173,600
Directv Group Inc             COMMON  25459L106       143,602  9,958,537   X                         9,068,137        0    890,400
El Paso Corporation           COMMON  28336L109       120,919 11,428,984   X                        10,434,684        0    994,300
Freddie Mac                   COMMON  313400301        73,105  1,156,730   X                         1,055,430        0    101,300
Fannie Mae                    COMMON  313586109           436      8,000   X                                 0        0      8,000
Genworth Financial, Inc.      COMMON  37247D106       128,158  4,656,922   X                         4,257,122        0    399,800
Georgia Pacific Corporation   COMMON  373298108       164,473  4,634,358   X                         4,238,058        0    396,300
Hewlett-Packard Company       COMMON  428236103       125,341  5,712,885   X                         5,210,185        0    502,700
Honda Motor Co. Ltd           COMMON  438128308        85,164  3,401,105   X                         3,093,605        0    307,500
Intl Business Machines Corp.  COMMON  459200101           352      3,848   X                             1,800               2,048
Interpublic Group of Cos.     COMMON  460690100       141,256 11,502,939   X                        10,506,739        0    996,200
Laboratory Corp of America    COMMON  50540R409       140,540  2,915,762   X                         2,653,162        0    262,600
Liberty Media Corporation     COMMON  530718105       160,084 15,437,247   X                        14,088,147        0  1,349,100
McDonald's Corporation        COMMON  580135101       107,906  3,465,182   X                         3,157,482        0    307,700
Merck & Co. Inc.              COMMON  589331107           466     14,400   X                                 0        0     14,400
Presidential Life Corporation COMMON  740884101           244     15,000   X                            10,000        0      5,000
Royal Dutch Petroleum Company COMMON  780257804       110,161  1,834,789   X                         1,678,589        0    156,200
SPX Corporation               COMMON  784635104        75,857  1,752,706   X                         1,596,506        0    156,200
Southwest Airlines Company    COMMON  844741108        67,936  4,770,766   X                         4,359,666        0    411,100
Sprint Corporation            COMMON  852061100           512     22,500   X                             5,500        0     17,000
TJX Companies, Inc.           COMMON  872540109           640     26,000   X                             8,000        0     18,000
Texas Instruments Inc.        COMMON  882508104        87,929  3,449,550   X                         3,153,150        0    296,400
Textron Incorporated          COMMON  883203101           448      6,000   X                             2,000        0      4,000
Thermo Electron Corporation   COMMON  883556102       131,856  5,213,745   X                         4,762,745        0    451,000
Time Warner, Inc.             COMMON  887317105       187,413 10,678,789   X                         9,755,689        0    923,100
Tyco International Ltd.       COMMON  902124106       161,109  4,766,547   X                         4,352,347        0    414,200
U.S. Bancorp                  COMMON  902973304       113,684  3,944,615   X                         3,602,115        0    342,500
UnumProvident Corporation     COMMON  91529Y106       133,604  7,849,814   X                         7,159,514        0    690,300
Waste Management, Inc.        COMMON  94106L109       147,703  5,119,707   X                         4,676,407        0    443,300
Watson Pharmaceuticals, Inc.  COMMON  942683103       138,365  4,502,619   X                         4,111,919        0    390,700
Williams Companies, Inc.      COMMON  969457100        95,689  5,087,137   X                         4,639,137        0    448,000

   TOTALS:                        47                4,409,971